SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

NORTHEAST COMMUNITY BANK EMPLOYEES’

SAVINGS & PROFIT SHARING PLAN AND TRUST

EIN: 13-0736530

pLAN NUMBER: 002

sCHEDULE h, lINE 4(i) – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

dECEMBER 31, 2025

__________

(a)	(b)	(c)	(d)	(e)
		Description of investment including
	Identity of issue, borrower,	maturity date, rate of interest,
	lessor or similar party	collateral, par of maturity value	Cost	Current value
*	NORTHEAST COMMUNITY BANCORP, INC. STOCK	Common stock	**	$3,628,119
*	FIDELITY MANAGED INCOME PORTFOLIO	Common collective trust	**	247,871
	PIMCO TOT RETURN ADM	Mutual fund	**	297,186
	INVS EM EXCHINA A	Mutual fund	**	254,170
	TRP EQUITY INC ADV	Mutual fund	**	930,805
	TRP SM CAP VAL ADV	Mutual fund	**	78,555
	OAKMARK EQ & INC INV	Mutual fund	**	17,293
*	FID SEL HEALTHCARE	Mutual fund	**	121,869
*	FID SEL TECHNOLOGY	Mutual fund	**	724,596
*	FID SEL UTILITIES	Mutual fund	**	42,896
*	FIDELITY FINANCIALS	Mutual fund	**	6,845
*	FID REAL ESTATE INVS	Mutual fund	**	152,117
*	FID HIGH INCOME	Mutual fund	**	8,089
*	FID NATURAL RES	Mutual fund	**	87,406
*	FID SEL CONS DISCR	Mutual fund	**	40,448
*	FID BLUE CHIP GR K	Mutual fund	**	1,404,879
*	FID CAP APPREC K	Mutual fund	**	1,583,850
*	FID DIVIDEND GR K	Mutual fund	**	882,034
*	FID INTL DISCOVERY K	Mutual fund	**	364,881
*	FID LOW PRICED STK K	Mutual fund	**	58,936
*	FID US BOND IDX	Mutual fund	**	94,118
*	FID 500 INDEX	Mutual fund	**	4,644,446
*	FID INTL INDEX	Mutual fund	**	549,892
*	FID EXTD MKT IDX	Mutual fund	**	171,329
*	FID STK SEL MID CAP	Mutual fund	**	19,935
*	FID FREEDOM RETIRE K	Mutual fund	**	170,488
*	FID FREEDOM 2010 K	Mutual fund	**	53,821
*	FID FREEDOM 2015 K	Mutual fund	**	16,754
*	FID FREEDOM 2020 K	Mutual fund	**	386,636
*	FID FREEDOM 2025 K	Mutual fund	**	447,295
*	FID FREEDOM 2030 K	Mutual fund	**	854,817
*	FID FREEDOM 2035 K	Mutual fund	**	493,435
*	FID FREEDOM 2040 K	Mutual fund	**	1,214,351
*	FID FREEDOM 2045 K	Mutual fund	**	399,720
*	FID FREEDOM 2050 K	Mutual fund	**	957,432
*	FID FREEDOM 2055 K	Mutual fund	**	556,673
*	FID FREEDOM 2060 K	Mutual fund	**	149,744
*	FID FREEDOM 2065 K	Mutual fund	**	36,720
*	FID FREEDOM 2070 K	Mutual fund	**	2,894
*	FID SEL INDUSTRIALS	Mutual fund	**	38,493
	Total investments on the statement of net assets available for benefits			22,191,838
*	Participation Loans	(3.25% - 8.50%)	-	394,124
	Total investments on the Form 5500			$22,585,962

	** Cost omitted for participant directed investments.
	* Denotes party-in-interest to the Plan